Schedule I - Related Party Transactions - Related Party Balances (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Amounts due to related parties:
Subtotal of amount due to related parties	$ 472	$ 30
Parent Company [Member]
Amounts due from related parties:
Subtotal of amount due from related parties	61,509	80,603
Amounts due to related parties:
Subtotal of amount due to related parties	88,721	89,080
Parent Company [Member] | Winner Park [Member]
Amounts due from related parties:
Subtotal of amount due from related parties	12	12
Parent Company [Member] | Smart Shine [Member]
Amounts due from related parties:
Subtotal of amount due from related parties	1,420	1,420
Parent Company [Member] | Abundant State Limited [Member]
Amounts due from related parties:
Subtotal of amount due from related parties
Amounts due to related parties:
Subtotal of amount due to related parties	82,487	82,487
Parent Company [Member] | Elite Concept Holdings Limited [Member]
Amounts due from related parties:
Subtotal of amount due from related parties	60,077	79,171
Amounts due to related parties:
Subtotal of amount due to related parties		359
Parent Company [Member] | New Oriental China [Member]
Amounts due to related parties:
Subtotal of amount due to related parties	$ 6,234	$ 6,234